SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [Abstract]
SHARE CAPITAL [Text Block]

16. SHARE CAPITAL

As required by IFRS, all references to share capital, common shares outstanding and per share amounts in these  consolidated financial statements and the accompanying notes have been restated retrospectively to reflect  a  2.5 to 1 share consolidation from July 9, 2020. The Company’s outstanding options were adjusted on the same basis as the common shares, with proportionate adjustment being made to the exercise prices.

Share Capital

On July 9, 2020, the Company completed a share consolidation on a 2.5 to 1 basis. The share consolidation reduced the number of outstanding common shares from 119,557,943 to 47,823,177. No fractional common shares have been issued pursuant to the consolidation and any fractional common shares that would have otherwise been issued have been rounded down to the nearest whole number and cancelled.

The Company is authorized to issue an unlimited number of common shares without par value. As at December 31, 2020, the number of total issued and outstanding common shares is 54,608,177 (December 31, 2019 - 47,823,177).

Activities during the year ended December 31, 2020

In February 2020, the Company announced that it had graduated to Tier 1 of the TSX-V and the remaining 966,563 common shares of Integra held in escrow were released. The number of outstanding common shares of the Company has not change as a result of the escrow release.

On September 14, 2020, the Company completed a public bought deal of 6,785,000 common shares with a syndicate of underwriters, at an issue price of US$3.40 (C$4.48) per share for aggregate gross proceeds of US$23,069,000 (C$30,393,408). The Company paid $1,579,640 in brokers' fee and $842,783 for various other expenses (mostly legal and filing fees) in connection with this public bought deal and the filing of a base shelf prospectus in August 2020.

In December 2020, the Company established an At-The-Market ("ATM") offering and filed a prospectus supplement on December 30, 2020. Subsequent to the year end, the Company issued its first shares under the ATM (see Note 20).

Activities during the year ended December 31, 2019

On August 16, 2019, the Company completed a non-brokered offering of 5,796,278 special warrants at an issue price of $2.15 per special warrant for gross proceeds of $12,461,999. The Company paid $223,560 to certain finders and $201,164 for various other expenses (legal, filing, and consulting) in connection with the non-brokered offering. The special warrants were converted into 5,796,278 free trading common shares, for no additional consideration on August 27, 2019 (4,818,604 common shares) and August 30, 2019 (977,674 common shares).

On November 25, 2019, the Company completed its strategic placement with Coeur Mining, Inc. ("Coeur") whereby Coeur purchased 2,304,094 common shares of Integra at a price of $2.88 per common share for gross proceeds of $6,624,271. The Company paid $198,992 in advisory fees and legal expenses in connection to this placement.

On December 4, 2019, the Company completed a public bought deal of 8,799,800 common shares with a syndicate of underwriters, at an issue price of $2.88 per share for aggregate gross proceeds of $25,299,425. The Company paid $1,369,434 in brokers' fee, $98,019 to certain finders, and $427,121 for various other expenses (mostly legal and filing fees) in connection with this public bought deal.

Equity Incentive Awards

The Company has an equity incentive plan ("the Equity Incentive Plan") whereby the Company's Board of Directors, within its sole discretion, can grant to directors, officers, employees and consultants, stock options to purchase shares of the Company, restricted share units ("RSU") and deferred share units ("DSU") (together the "Awards"). The Equity Incentive Plan provides for the issuance of Awards to acquire up to 10% of the Company's issued and outstanding capital. The Equity Incentive Plan is a rolling plan as the number of shares reserved for issuance pursuant to the grant of Awards will increase as the Company's issued and outstanding share capital increases. As at December 31, 2020, the Company had 199,086 (December 31, 2019 - 409,018) awards available for issuance.

In addition, the aggregate number of shares that may be issued and issuable under this Equity Incentive  Plan (when combined with all of the Company's other security-based compensation arrangements, as applicable):

(a) to any one participant, within any one-year period shall not exceed 5% of the Company's outstanding issue, unless the Company has received disinterested shareholder approval;

(b) to any one consultant (who is not otherwise an eligible director), within a one-year period shall not exceed 2% of the Company's outstanding issue;

(c) to eligible persons (as a group) retained to provide investor relations activities, within a one-year period shall not exceed 2% of the Company's outstanding issue;

(d) to insiders (as a group) shall not exceed 10% of the Company's outstanding issue from time to time;

(e) to insiders (as a group) within any one-year period shall not exceed 10% of the Company's outstanding issue; and

(f) to any one insider and his or her associates or affiliates within any one-year period shall not exceed 5% of the Company's outstanding issue from time to time.

In no event will the number of shares that may be issued to any one participant pursuant to Awards under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangement, as applicable) exceed 5% of the Company's outstanding issue from time to time.

Stock Options

A summary of the changes in stock options for the years ended December 31, 2020 and 2019 is as follows:

December 31, 2020			December 31, 2019
		Weighted		Weighted
		Average		Average
	Options	Exercise Price	Options	Exercise Price
Outstanding at the beginning of year	4,373,300	$2.55	2,767,400	$2.38
Granted	450,729	4.18	1,655,900	2.85
Forfeited/Expired	(8,000)	2.88	(50,000)	2.38
Outstanding at the end of year	4,816,029	$2.70	4,373,300	$2.55

The following table provides additional information about outstanding stock options as December 31, 2020:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	1,606,000		$2.50	1,606,000	November 3, 2022
	90,000		$3.20	60,000	February 1, 2023
	100,000		$2.95	100,000	February 28, 2023
	90,000		$2.18	60,000	August 29, 2023
	40,000		$2.18	26,667	September 10, 2023
	731,400		$2.00	540,933	November 23, 2023
	100,000		$2.00	100,000	December 13, 2023
	40,000		$2.18	13,333	January 11, 2024
	50,000		$2.15	16,667	January 16, 2024
	100,000		$3.28	66,667	September 16, 2024
	1,417,900		$2.88	611,297	December 17, 2024
	80,000		$1.95	—	March 16, 2025
	40,000		$4.51	—	September 22, 2025
	40,000		$4.42	—	October 5, 2025
	290,729		$4.71	29,165	December 15, 2025
Total	4,816,029	3.02	$2.70	3,230,729

Share-based payments - stock options

A summary of the changes in the Company's reserve for share-based payments related to the stock options for the years ended December 31, 2020 and 2019 is set out below:

	December 31, 2020	December 31, 2019
Balance at beginning of year	$4,353,229	$2,721,046
Changes	1,813,163	1,632,183
Balance at the end of year	$6,166,392	$4,353,229

Total share-based payments related to the stock options included in the statements of operations and comprehensive loss and the statements of changes in equity in the year ended December 31, 2020 was $1,813,163 (December 31, 2019 - $1,632,183).

On December 15, 2020, the Company granted 290,729 options to its directors, officers, and contractors, at an exercise price of $4.71 per option, with the expiry date December 15, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $525,331, to be amortized over the options vesting period.

On October 5, 2020, the Company granted 40,000 options to a new employee, at an exercise price of $4.42 per option, with the expiry date October 5, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $96,056, to be amortized over the options vesting period.

On September 22, 2020, the Company granted 40,000 options to a new employee, at an exercise price of $4.51 per option, with the expiry date September 22, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $98,394, to be amortized over the options vesting period.

On March 16, 2020, the Company granted 80,000 options to two new employees, at an exercise price of $1.95 per option, with the expiry date March 16, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $76,856, to be amortized over the options vesting period.

On December 17, 2019, the Company granted 1,425,900 to its directors, officers, and employees, at an exercise price of $2.88 per share, with the expiry date December 17, 2024. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $2,087,503 (8,000 cancelled options included), to be amortized over the options vesting period.

On September 16, 2019, the Company granted 100,000 to a new director, at an exercise price of $3.28 per share, with the expiry date September 16, 2024. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $185,450, to be amortized over the options vesting period.

On January 16, 2019, the Company granted 50,000 to a new employee, at an exercise price of $2.15 per share, with the expiry date January 16, 2024. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $61,400, to be amortized over the options vesting period.

On January 11, 2019, the Company granted 80,000 to a new employee and a consultant, at an exercise price of $2.18 per share, with the expiry date January 11, 2024. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $49,700 (40,000 cancelled options included), to be amortized over the options vesting period.

The following assumptions were used for the Black-Scholes valuation of stock options granted during the years ended December 31 30, 2020 and 2019:

	December 31, 2020	December 31, 2019
Dividend rate	0%	0%
Expected annualized volatility	52.83% - 66.33%	59.1% - 67.59%
Risk free interest rate	0.33% - 0.63%	1.49% - 1.93%
Expected life of options	3.5 yr - 5 yr	5 yr
Weighted average of strike price of options granted	$4.18	$2.85

Restricted Share Units

Restricted share units are the equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant and vest in equal installments annually over three years. The aggregate maximum number of shares available for issuance from treasury underlying restricted share units under the Equity Incentive Plan shall not exceed 600,000 shares. These units are exercisable into one common share once vested, for no additional consideration. They can be redeemed in cash, at the Company's discretion.

On December 15, 2020, the Company granted 358,203 RSUs to its officers and employees, with an expiry date December 15, 2025, and subject to vesting provisions in accordance with the Company's Equity Incentive Plan. The share-based payment related to these units was calculated as $1,687,136, to be amortized over the unit vesting period.

The Company did not issue RSUs prior to 2020.

A summary of the changes in restricted share units for the year ended December 31, 2020 is as follows:

	Restricted share units	Weighted average grant date FV	Vested	Unvested
Outstanding at beginning of year	—	$—	—	—
Granted	358,203	$4.71	—	358,203
Outstanding at the end of year	358,203	$4.71	—	358,203

         Share-based payments - restricted share units

A summary of the changes in the Company's reserve for share-based payments related to the restricted share units for the year ended December 31, 2020 is set out below:

December 31, 2020
Balance at beginning of year	$—
Changes	46,978
Balance at the end of year	$46,978

Deferred Share Units

Deferred share units are equity settled units, granted under the Company's Equity Incentive plan and are accounted for based on the market value of the underlying shares on the date of grant and vest immediately. The aggregate maximum number of shares available for issuance from treasury underlying deferred share units under the Equity Incentive Plan shall not exceed 200,000 shares. These units are exercisable into one common share during the period commencing on the business day immediately following the retirement date and ending on the ninetieth day following the retirement date providing a written redemption notice to the Company, for no additional consideration. In the event a participant resigns or is otherwise no longer an eligible participant during the year, then any grant of DSUs that are intended to cover such year, the participant will only be entitled to a pro-rated DSU payment. These units can be redeemed in cash, at the Company's discretion.

On December 15, 2020, the Company granted 87,500 DSUs to its directors and these units vested in full at the grant date. The share-based payment related to these DSUs was calculated as $412,125, expensed on December 15, 2020.

The Company did not issue DSUs prior to 2020.

A summary of the changes in deferred share units for the year ended December 31, 2020 is as follows:

	Deferred share units	Weighted average grant date FV	Vested	Unvested
Outstanding at beginning of year	—	$—	—	—
Granted	87,500	$4.71	87,500	—
Outstanding at the end of year	87,500	$4.71	87,500	—

        Share-based payments - deferred share units

A summary of the changes in the Company's reserve for share-based payments related to the deferred share units for the year ended December 31, 2020 is set out below:

December 31, 2020
Balance at beginning of year	$—
Changes	412,125
Balance at the end of year	$412,125

        Share-based payments - summary

A summary of the changes in the Company's reserve for all share-based payment arrangements for the years ended December 31, 2020 and 2019 is set out below:

	December 31, 2020	December 31, 2019
Balance at beginning of year	$4,353,229	$2,721,046
Changes	2,272,266	1,632,183
Balance at the end of year	$6,625,495	$4,353,229

Warrants

A summary of the changes in warrants to acquire an equivalent number of shares for the years ended December 31, 2020 and 2019 is as follows:

December 31, 2020			December 31, 2019
		Weighted		Weighted
		Average		Average
	Warrants	Exercise	Warrants	Exercise
		price		price
Outstanding at the beginning of year	—	$—	699,460	$2.13
Expired Un-exercised*	—	—	(699,460)	2.13
Outstanding at the end of year	—	$—	—	$—

*On May 3, 2019, all outstanding broker warrants issued in conjunction with the October 2017 private placement expired un-exercised.

Share-based payments - warrants

A summary of the changes in the Company's reserve for warrants for the years ended December 31, 2020 and 2019 is set out below:

	December 31, 2020	December 31, 2019
Balance at beginning of year	$833,058	$833,058
Changes	—	—
Balance at the end of year	$833,058	$833,058